Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Inventories

Inventories increased by 99 million euros compared to December 31, 2017 and consisted of the following:

	As of December 31,
	2018	2017
	(millions of euros)
Raw materials and supplies	1	1
Work in progress and semi-finished products	1	3
Finished goods	387	286

Total	389	290